Debt (Credit Agreements) (Detail) $ in Millions				12 Months Ended
	Dec. 04, 2015 USD ($)	Nov. 21, 2014	Sep. 14, 2012	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 22, 2015 USD ($)	Nov. 20, 2014 USD ($)
Debt Instrument [Line Items]
Term of senior unsecured revolving credit agreement (in years)						5 years
Line of Credit Facility, Initiation Date			Sep. 14, 2012
MPLX Revolver [Member] | Mplx Operations Llc [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage						1.535%
MPLX Revolver [Member] | Mplx Operations Llc [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Borrowing Capacity, Description						500
MPLX Revolver [Member] | Mplx Lp [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Nov. 20, 2014
Debt Instrument, Term				5 years
Increase in borrowing capacity	$ 1,000
Line of Credit Facility, Expiration Date				Dec. 04, 2020
Debt Instrument, Interest Rate, Effective Percentage				1.899%	1.617%
Description of variable rate basis				Adjusted LIBOR or the Alternate Base Rate (as defined in the MPLX Credit Agreement), at our election, plus a specified margin
Number of prior quarterly reporting periods used in determining compliance with covenant of ratio of consolidated net debt to consolidated EBITDA				4
Proceeds from Long-term Lines of Credit				$ 434	$ 992	$ 280
Repayments of Long-term Lines of Credit				1,300	500
Letters of Credit Outstanding, Amount				3	8
Line of Credit Facility, Remaining Borrowing Capacity				$ 2,000	$ 1,120
Line of Credit Facility, Remaining Borrowing Capacity, Percentage				99.90%	55.80%
MPLX Revolver [Member] | Mplx Lp [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity				$ 2,000				$ 1,000
Line Of Credit Facility Additional Borrowing Capacity				$ 500
Covenant of ratio of consolidated net debt to consolidated EBITDA (in ratio)				5.0
Covenant of ratio of consolidated net debt to consolidated EBITDA following certain acquisitions (in ratio)				5.5
MPLX Revolver [Member] | Mplx Lp [Member] | Letter of credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity				$ 250
MPLX Revolver [Member] | Mplx Lp [Member] | Swingline Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity				$ 100
MPLX Term Loan [Member] | Mplx Lp [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity								$ 250
Line of Credit Facility, Expiration Date				Nov. 20, 2019
Number Of Renewal Periods								2
Line Of Credit Facility Duration Of Renewal Period		1 year
Debt Instrument, Interest Rate, Effective Percentage				1.954%
Line of Credit [Member] | MPLX Revolver [Member] | Mplx Lp [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date				Dec. 04, 2020
Long-term Debt, Gross				$ 0	$ 877
Senior Notes [Member] | MarkWest [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross							$ 63
Senior Notes [Member] | MarkWest Senior Notes [Member] | MarkWest [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 63	$ 63
MarkWest [Member]
Debt Instrument [Line Items]
Repayments of Long-term Lines of Credit	93
MarkWest [Member] | MPLX Revolver [Member]
Debt Instrument [Line Items]
Repayments of Long-term Lines of Credit	850
MarkWest [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Repayments of Long-term Lines of Credit	943
MarkWest [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 4,100